Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 25, 2015
Registrant Name	LORD ABBETT INVESTMENT TRUST
Central Index Key	0000911507
Amendment Flag	false
Document Creation Date	Nov. 25, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Dec. 01, 2015